Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Exercise of common stock warrants, number of shares		3,024
Exercise of common stock options, number of shares	23,809	5,755
Proceeds from issuance of common stock, net of offering costs		$ 809
Stock issued in conjunction with 401(k) employer match, number of shares	20,345	17,596
Stock issued in conjunction with stock option exchange, number of shares		32,814
MidSouth Bank [Member]
Common stock, shares	2,766,191
Exercise of common stock options, number of shares	137,280
Proceeds from issuance of common stock, net of offering costs	514
Common Stock [Member]
Proceeds from issuance of common stock, net of offering costs		809
Issuance of common stock		1,153,847
Common Stock [Member] | MidSouth Bank [Member]
Common stock, shares	2,766,191
Exercise of common stock options, number of shares	137,280
Proceeds from issuance of common stock, net of offering costs	514